Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net Loss	$ (268,362)	$ (125,143)	$ (353,923)	$ 120,648
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	4,400			36,577
Insurance claim receivable		300,000	300,000	(300,000)
Depreciation and amortization	28,993	45,016	46,396	189,498
Shareholder service contribution				3,050
Deposits			86,000
Loss on sale of asset				1,375
Deferred taxes				21,084
Changes in Operating Assets and Liabilities:
(Increase) Decrease in prepaid expense	(5,192)	14,133	9,865	(14,433)
(Increase) Decrease in prepaid deposits		85,500
(increase) Decrease in inventory	27,097	9,325	34,329	95,275
(Increase) Decrease in accounts receivable	55,563	(155,371)	57,466	(31,557)
Increase (decrease) in refundable deposits	(4,605)	31,463	(13,039)	4,129
Increase (decrease) in accounts payable	(7,202)	(211,259)	(78,991)	5,720
Increase (decrease) in accrued expenses	12,117	2,228	(12,686)	16,193
Net Cash Used by Operating Activities	(157,190)	(4,108)	75,417	147,559
Cash Flows from Investing Activities:
Purchase of fixed assets	(24,520)	(355,694)	(337,844)	(170,377)
Cash acquired in acquisition of Evans California				37,094
Proceeds from disposal of property				28,000
Net Cash used in Investing Activities	(24,520)	(355,694)	(337,844)	(105,283)
Cash Flows from Financing Activities:
Proceeds from note payable	15,000	225,016	184,042	17,500
Proceeds from Notes payable- related party	17,496	20,000	90,000	100,000
Payment on notes payable	(39,875)			(71,471)
Payment on lease			(26,670)	(160,020)
Net Cash Provided by Financing Activities	(7,379)	245,016	247,372	(113,991)
Net Increase (Decrease) in Cash	(189,089)	(114,786)	(15,055)	(71,715)
Cash at Beginning of Period	325,392	340,447	340,447	412,162
Cash at End of Period	136,303	225,661	325,392	340,447
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income Taxes		250	18,914	25,395
Interest expense	$ 9,432	$ 2,534	7,363
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Due to related party				$ 500